Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		5 Months Ended	9 Months Ended
	Sep. 25, 2020	Dec. 31, 2020	Sep. 30, 2021
Cash equivalents		$ 0	$ 0
Offering costs charged to equity	$ 11,906,606
Unrecognized Tax Benefits		0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		0
FDIC Insured Amount		$ 250,000	250,000
Payments for underwriting expense			768,391
IPO [Member]
Payment of stock issuance cost			$ 11,138,216
IPO [Member] | Public Warrants [Member]
Number of warrants issued		10,368,601
Private Placement [Member] | Private Placement Warrants [Member]
Number of warrants issued		6,147,440
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		16,516,041	16,516,041